Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2045 Fund	May 30, 2024
Fidelity Freedom Blend 2045 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	20.71%
Past 5 years	11.26%
Since Inception	7.94%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0390
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	7.65%

[1]	A From August 31, 2018 .